Convertible Bonds - (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Jun. 29, 2016 USD ($)	Jun. 15, 2015 USD ($) item $ / shares shares	Dec. 31, 2014 USD ($) individual item $ / shares shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Apr. 30, 2017 USD ($)	Feb. 12, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 29, 2015 USD ($)
Short term borrowings and long term borrowings
Proceeds from convertible debt					$ 20,000	$ 46,000
Amortization of discount as interest expense				$ 1,151	3,163
Maturity of convertible bond
Debt instrument, unamortized discount				474	155
Principal amount of convertible bonds, Outstanding				$ 55,000	$ 54,062
Brilliant King, Poseidon and Union Sky
Short term borrowings and long term borrowings
Warrants/options granted (in shares) | shares			27,500,000			27,500,000
Warrants to purchase common shares, price per share | $ / shares			$ 2			$ 2
Vision Edge Limited
Short term borrowings and long term borrowings
Warrants/options granted (in shares) | shares		7,407,410
Aggregate purchase price		$ 20,000
Warrants to purchase common shares, price per share | $ / shares		$ 2.70
Stock option | Vision Edge Limited
Short term borrowings and long term borrowings
Warrants and rights outstanding										$ 295
Convertible debt
Maturity of convertible bond
Debt defaulted									$ 55,000
Convertible debt | Brilliant King, Poseidon and Union Sky
Short term borrowings and long term borrowings
Number of promissory notes | item			3
Number of investors | individual			3
Aggregate principal amount			$ 35,000			$ 35,000
Number of shares note can be converted to (in shares) | item			17,500,000
Debt instrument, convertible, conversion price (in dollars per share) | $ / shares			$ 2			$ 2
Convertible debt | Union Sky | Subsequent Events
Maturity of convertible bond
Due by April 30, 2017								$ 6,600
Due by January 30, 2018								6,700
Due by January 30, 2019								6,700
Debt defaulted							$ 20,000
Annual interest rate							18.00%
Principal amount of convertible bonds, Outstanding								$ 20,000
Convertible debt | Vision Edge Limited
Short term borrowings and long term borrowings
Aggregate principal amount		$ 20,000
Number of shares note can be converted to (in shares) | item		7,407,410
Debt instrument, convertible, conversion price (in dollars per share) | $ / shares		$ 2.70
Amortization of discount as interest expense	$ 295
Maturity of convertible bond
Convertible Debt										$ 19,705